Long-term loans (Tables)	12 Months Ended
Dec. 31, 2017
Long-term loans [abstract]
Long-term loans
	As at 31 December
	2017	2016
Loans from Huaneng Group
and its subsidiaries (a)	7,427,183	3,818,807
Bank loans and other loans (b)	117,702,233	70,732,439

	125,129,416	74,551,246

Less: Current portion of long-term loans	18,098,458	9,560,885

Total	107,030,958	64,990,361

Loans from Huaneng Group and its subsidiaries (a)
	As at 31 December 2017
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	2,794,780	2,794,780	244,500	2,550,280	4.28%-4.66%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. ("Tiancheng Financial Leasing")
Secured
RMB
- Variable rate	3,967,178	3,967,178	1,878,994	2,088,184	4.06%-4.51%

Total		7,427,183	2,123,494	5,303,689

	As at 31 December 2016
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,015	665,015	640,485	24,530	4.75%

Loans from HIPDC
Unsecured
RMB
- Variable rate	210	210	-	210	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	286,000	286,000	60,000	226,000	4.41%-4.75%

Loans from Huaneng Tiancheng Financial Leasing
Secured
RMB
- Variable rate	2,867,582	2,867,582	154,737	2,712,845	4.42%
Total		3,818,807	855,222	2,963,585

Bank loans and other loans (b)
	As at 31 December 2017
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Secured
RMB
- Fixed rate	7,080,379	7,080,379	1,213,150	5,867,229	4.41%-4.90%
- Variable rate	4,117,055	4,117,055	657,231	3,459,824	4.66%-4.90%
Unsecured
RMB
- Fixed rate	14,981,859	14,981,859	3,179,426	11,802,433	2.00%-5.00%
- Variable rate	76,467,082	76,467,082	10,013,829	66,453,253	1.80%-6.03%
US$
- Variable rate	347,676	2,271,785	418,163	1,853,622	1.74%/2.26%
S$
- Variable rate	2,538,619	12,396,329	419,570	11,976,759	2.73%/4.25%
€
- Fixed rate	30,463	237,680	67,207	170,473	1.30%-2.15%
JPY
- Fixed rate	2,592,661	150,064	6,388	143,676	0.75%

Total		117,702,233	15,974,964	101,727,269

	As at 31 December 2016
	Original currency	RMB equivalent	Less: Current portion	Non current portion	Annual interest rate
	000
Secured
RMB
- Fixed rate	8,305,310	8,305,310	1,202,430	7,102,880	4.41%-4.90%
- Variable rate	760,500	760,500	56,800	703,700	4.66%-4.90%
Unsecured
RMB
- Fixed rate	15,896,017	15,896,017	2,515,343	13,380,674	2.65%-5.00%
- Variable rate	30,095,494	30,095,494	4,270,910	25,824,584	4.17%-5.65%
US$
- Variable rate	409,760	2,842,505	388,925	2,453,580	1.92%
S$
- Variable rate	2,580,522	12,385,213	196,410	12,188,803	2.76%/4.25%
€
- Fixed rate	39,187	286,329	68,271	218,058	2.00%/2.15%
JPY
- Fixed rate	2,702,533	161,071	6,574	154,497	0.75%

Total		70,732,439	8,705,663	62,026,776

Maturity of long-term loans
	Loans from Huaneng Group and its subsidiaries		Bank loans and other loans
	As at 31 December		As at 31 December
	2017	2016	2017	2016
		RMB '000		RMB '000
1 year or less	2,123,494	855,222	15,974,964	8,705,663
More than 1 year but no more than 2 years	1,689,582	715,400	19,039,483	11,420,746
More than 2 years but no more than 3 years	1,281,082	953,082	18,624,576	11,081,242
More than 3 years but no more than 4 years	294,020	928,082	16,388,976	7,769,955
More than 4 years but no more than 5 years	728,225	232,021	11,927,930	7,618,953
More than 5 years	1,310,780	135,000	35,746,304	24,135,880
	7,427,183	3,818,807	117,702,233	70,732,439

Less: amount due within 1 year included under current liabilities	2,123,494	855,222	15,974,964	8,705,663
Total	5,303,689	2,963,585	101,727,269	62,026,776

Interest payment schedule of long-term loans in future years
	As at 31 December
	2017	2016
1 year or less	5,071,743	2,987,045
More than 1 year but not more than 2 years	4,225,736	2,577,363
More than 2 years but not more than 5 years	7,903,397	4,912,222
More than 5 years	4,864,084	3,133,578

Total	22,064,960	13,610,208